Other Assets (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 1,148,875		$ 1,148,875		$ 1,690,959	$ 1,411,353
Interest rate cap agreements	1,902		1,902		207,769	347,409
Escrow deposits for pending real estate acquisitions	500,100		500,100		100,000	0
Other deposits	2,502,717		2,502,717		924,997	1,053,424
Operating lease right-of-use assets, net	20,634		20,634
Other assets	4,174,228		4,174,228		$ 2,923,725	$ 2,812,186
Amortization of right of use leased asset	$ 904		$ 904
Amortization of leased asset		$ 0		$ 0